Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, equipment and software, net
Total Property, equipment and software			¥ 88,000		¥ 76,165
Less: Accumulated depreciation and amortization			(72,550)		(67,867)
Total Property, equipment and software, net	$ 1,192		15,450		8,298
Depreciation and amortization	$ 696	¥ 4,842	14,254	¥ 30,440
Buildings
Property, equipment and software, net
Total Property, equipment and software			2,594		2,594
Leasehold improvements
Property, equipment and software, net
Total Property, equipment and software			44,798		45,008
Furniture, office equipment
Property, equipment and software, net
Total Property, equipment and software			26,703		21,642
Motor vehicles
Property, equipment and software, net
Total Property, equipment and software			10,189		2,825
Software
Property, equipment and software, net
Total Property, equipment and software			¥ 3,716		¥ 4,096